Disposal of Entities (Details) - USD ($)	Oct. 31, 2025	Jan. 19, 2025
Baijiayi [Member]
Disposal of Entities [Line Items]
Percentage of disposal equity interest		51.00%
Consideration value on disposition
Gain on disposal of subsidiary		$ 4,970
Xinjiang BaiJiaYun {Member]
Disposal of Entities [Line Items]
Allowance of credit loss	$ 14,050
Equity interest sold prcentage	36.00%